UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6290

SMITH BARNEY WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: October 31

Date of reporting period: July 1, 2003–June 30, 2004

Item 1. Proxy Voting Record

<PRE>

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06290
Reporting Period: 07/01/2003 - 06/30/2004
Smith Barney World Funds, Inc.

=========== SMITH BARNEY WORLD FUNDS, INC. - GLOBAL GOVERNMENT BOND ============
===========                        PORTFOLIO                        ============

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

============ SMITH BARNEY WORLD FUNDS, INC. - INTERNATIONAL ALL CAP ============
============                    GROWTH PORTFOLIO                    ============

METTLER-TOLEDO INTERNATIONAL INC.

Ticker:       MTD            Security ID:  592688105
Meeting Date: MAY 6, 2004    Meeting Type: Annual
Record Date:  MAR 8, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Robert F. Spoerry         For       For        Management
1.2   Elect  Director Philip Caldwell           For       For        Management
1.3   Elect  Director John T. Dickson           For       For        Management
1.4   Elect  Director Philip H. Geier           For       For        Management
1.5   Elect  Director John D. Macomber          For       For        Management
1.6   Elect  Director Hans Ulrich Maerki        For       For        Management
1.7   Elect  Director George M. Milne, Jr.      For       For        Management
1.8   Elect  Director Thomas P. Salice          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management

--------------------------------------------------------------------------------

SAP AG

Ticker:       SZXP10         Security ID:  803054204
Meeting Date: MAY 6, 2004    Meeting Type: Annual
Record Date:  MAR 30, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     RESOLUTION ON THE APPROPRIATION OF THE    For       For        Management
      RETAINED EARNINGS OF THE FISCAL YEAR 2003
2     RESOLUTION ON THE FORMAL APPROVAL OF THE  For       For        Management
      ACTS OF THE EXECUTIVE BOARD IN THE FISCAL
      YEAR 2003
3     RESOLUTION ON THE FORMAL APPROVAL OF THE  For       For        Management
      ACTS OF THE SUPERVISORY BOARD IN THE
      FISCAL YEAR 2003
4     Ratify Auditors                           For       For        Management
5     RESOLUTION ON ADJUSTMENTS TO SECTION 4 OF For       For        Management
      THE ARTICLES OF ASSOCIATION
6     RESOLUTION ON THE AUTHORIZATION TO        For       For        Management
      ACQUIRE AND USE TREASURY SHARES
7     RESOLUTION ON THE AUTHORIZATION TO USE    For       Against    Management
      EQUITY DERIVATIVES IN CONNECTION WITH THE
      ACQUISITION OF TREASURY SHARES

========== END NPX REPORT
</PRE>

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney World Funds, Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of

Smith Barney World Funds, Inc.

Date: August 26, 2004